Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2020	2019
Accrued liabilities	557	603
Accounts payable	232	184
Accrued interest	116	104
Regulatory liabilities (Note 13)	66	45
Environmental liabilities (Note 21)	33	30
Lease obligations (Note 23)	11	8
Derivative liabilities (Note 18)	11	—
	1,026	974